Commitments and Contingencies (Details 1)	Dec. 31, 2020 USD ($)
Commitments and Contingencies
2021	$ 70,758
Total lease payments	70,758
Less: Imputed interest/present value discount	(3,428)
Present value of lease liabilities	$ 67,330